CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Convertible Preferred Stock (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 24, 2020 USD ($) shares	Sep. 21, 2020 USD ($) item $ / shares shares	Feb. 28, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2019 USD ($)
Class of Stock [Line Items]
Contingent Forward Contract Liability , Noncurrent					$ 12,400	$ 30,844
Series E | Security Purchase Agreement
Class of Stock [Line Items]
Contingent Forward Contract Liability , Noncurrent	$ 800	$ 800
Carrying amount per share | $ / shares		$ 7.90	$ 7.90
Number of sets of milestone conditions relating to further development and enhancement in marketing, product, and administrative activities | item		2
Number of shares issued | shares			50,612,262
Fair value of contingent forward contract	110,500
Change in fair value				$ 109,700
Series E | First tranche
Class of Stock [Line Items]
Proceeds from agreement received in tranches		$ 500,000
Number of shares issued | shares		63,265,327
Series E | Second tranche
Class of Stock [Line Items]
Proceeds from agreement received in tranches	$ 400,000
Number of shares issued | shares	50,612,262